Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, Units Issued and Outstanding	60,109,163	46,887,320
Subordinated Unitholders, Units Issued and Outstanding	0	7,621,843
General Partners, Units Issued and Outstanding	1,226,721	1,132,843
Subordinated Series A Unitholders, Units Issued and Outstanding	0	1,000,000